Investments In Affiliated Companies, Partnerships And Other Companies	12 Months Ended
Dec. 31, 2019
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies, Partnerships And Other Companies	INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

A.	INVESTMENTS IN AFFILIATED COMPANIES:

	December 31,
	2019	2018
Companies accounted for under the equity method (1)	$141,594	$144,435
Companies accounted for under the fair value method (2)	51,415	46,858
Companies accounted for at cost (3)	8,565	4,887
	$201,574	$196,180

(1)    See Note 6B.
(2)    See Note 6C.
(3)    Companies accounted at cost presented less impairments. During 2019, the Company invested $5,000 in a company in Israel.

B.	INVESTMENTS IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD:

	December 31,
	2019	2018
Company A (1)	$77,298	$73,001
Company B (2)	19,314	19,631
Company C (3)	23,940	25,259
Company D (4)	5,028	8,724
Company E (5)	4,800	8,266
Other	11,214	9,554
	$141,594	$144,435

(1)
Company A is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Company A is engaged in the development and production of various thermal detectors and laser diodes. Company A is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2019 and 2018, the Company received dividends in the amount of $4,200 and $4,138, respectively, from Company A.

(2)
Company B is an Israeli company owned 50.00001% by the Company and 49.99999% by Rafael. Company B focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Company B with Rafael, and therefore Company B is not consolidated in the Company’s financial statements.

(3)
Company C is a U.K. joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited. Company C is engaged in the area of flight training systems. During 2019, the Company received a dividend in the amount of $6,100 from Company C.

(4)	Company D is a European company held 33% by the Company. Company D is engaged in the area of composite aerostructure parts manufacturing for commercial aircraft.

(5)
Company E is an Israeli company held 77% by the Company, and is engaged in developing energy solutions for civilian transportation applications. During 2017, an investor invested €2,500 (approximately $2,800) in exchange for an additional 3% ownership in Company E. During 2018, due to a revaluation prepared by an independent advisor, the Company recorded an impairment of its investment in Company E in the amount of $9,737.

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENTS IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

Equity in net earnings (losses) of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2019	2018	2017
Company A	$8,497	$11,340	$9,579
Company B	(317)	(2,077)	1,734
Company C	3,840	10,102	6,427
Company D	(3,696)	(6,275)	(4,129)
Company E	(3,466)	(9,737)	—
Other	(3,084)	(5,575)	(2,250)
	$1,774	$(2,222)	$11,361

The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31,
	2019	2018
Current assets	$505,502	$392,144
Non-current assets	146,975	131,636
Total assets	$652,477	$523,780

Current liabilities	$151,353	$139,183
Non-current liabilities	259,404	145,501
Shareholders' equity	241,720	239,096
Total liabilities and equity	$652,477	$523,780

Income Statement Information:

	Year ended December 31,
	2019	2018	2017
Revenues	$366,178	$362,711	$466,349
Gross profit	$158,382	$94,463	$101,242
Net income	$1,890	$727	$10,338

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

C.	INVESTMENTS ACCOUNTED FOR UNDER THE FAIR VALUE METHOD:
Investments accounted for under the fair value method are evaluated by applying relevant methods as the market approach with the use of an option pricing method or the earning approach using discounted future cash flows, as follows:

	December 31,
	2019	2018
Company F (1)	$39,658	$43,350
Company G (2)	7,162	3,476
Company H (3)	4,595	32
	$51,415	$46,858

(1)
In May 2018, Company F, the Company's then wholly-owned subsidiary, which is engaged in the field of commercial cybersecurity, issued preferred shares to third party investors in return for an investment of $30,000, which reflected approximately 17% of the total outstanding share capital of the subsidiary. Although the Company holds more than 50% of the subsidiary's shares, it concluded that the rights of the preferred shareholders, as required by the investors, represent substantive participating rights because, in the aggregate, the rights entitle the investors to effectively participate in decisions that occur as part of the subsidiary’s ordinary course of business and are significant factors in directing and carrying out the activities of the business. Based on the above mentioned factors, the Company concluded that it no longer controls the subsidiary as it does not have the unilateral power to make decisions on the subsidiary's day-to-day operations, and therefore deconsolidated the subsidiary.

During 2018, the Company's management determined the equity fair value of the formerly consolidated subsidiary and of its retained non-controlling investment in this subsidiary, by performing an equity fair value analysis, which included various factors and measures including, among others, the assistance of third-party valuation specialists, by applying the market approach with the use of an option-pricing method to evaluate the fair value of the Company retained equity class investment in the formerly consolidated subsidiary, and used this equity fair value analysis as the basis to determine the recognition of gain of approximately $42,000 upon deconsolidation, included in "Other operating income, net".

During 2019, the Company re-evaluated its investment in Company F and decreased its value in the amount of approximately $3,700 (see Note 26).

(2)
During 2018, the Company established Company G, based on its in-house developed visualization technology. This company is engaged in developing surgeon-centered visualization technologies. In June 2018, an international strategic investor invested $11,500 in preferred shares in exchange for 41% of Company G's ownership interest. Although the Company holds more than 50% of the subsidiary's shares, it concluded that the rights of the preferred shareholder, as required by the investor, represent substantive participating rights because, in the aggregate, the rights entitle the investor to effectively participate in decisions that occur as part of the subsidiary’s ordinary course of business and are significant factors in directing and carrying out the activities of the business. Based on the above mentioned factors, the Company concluded that it no longer controls the subsidiary as it does not have the unilateral power to make decisions on the subsidiary's day-to-day operations, and therefore deconsolidated the subsidiary.

The Company's management determined the equity fair value of the formerly consolidated subsidiary and of its retained non-controlling investment in this subsidiary, by performing an equity fair value analysis, which included various factors and measures including, among others, the assistance of third-party valuation specialists, by applying the market approach with the use of an option-pricing method to evaluate the fair value of the Company retained equity class investment in the formerly consolidated subsidiary, and used this equity fair value analysis as the basis to determine the recognition of gain of approximately $3,500 upon deconsolidation, included in "Other operating income, net".

During 2019, the Company re-evaluated its investment in Company G and increased its value in the amount of approximately $ 3,700 ( see Note 26).
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

C.	INVESTMENTS ACCOUNTED FOR UNDER THE FAIR VALUE METHOD (Cont.):

(3)
Company H is an Israeli company held 35% by the Company. During 2019, due to external investment in Company H, the Company recorded a gain of approximately $4,600 in its fair value. During 2018, the Company estimated the fair value of its holdings in Company H and recorded an impairment of approximately $5,100 in its fair value. (see Note 26).